Financial risk management - Summary Of Undiscounted Cash Flow (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		$ 72,392,376		$ 67,030,363
Derivative financial assets held for trading | S/	S/ 207,949		S/ 88,338
Derivative financial liabilities held for trading | S/	207,424		151,937
Derivative financial assets held for hedging | S/	12,827		97,038
Derivative financial liabilities held for hedging | S/	(14,881)		(2,179)
Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		38,487,359		33,882,223
Interbank funds [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		169,138
Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,616,216		5,039,269
Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		8,256,875		7,926,557
Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		139,685		132,961
Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		19,088,860		18,681,709
Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,634,243		1,367,644
Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		9,487,245		4,326,635
Derivative financial liabilities held for trading		9,541,669		4,419,139
Total		(54,424)		(92,504)
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		1,937,339		1,938,964
Derivative financial liabilities held for hedging		2,061,227		1,946,843
Total | S/	(123,888)		(7,879)
Not later than one month [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		27,930,103		26,347,956
Not later than one month [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		26,754,258		24,873,630
Not later than one month [member] | Interbank funds [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		169,138
Not later than one month [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		325,577		712,677
Not later than one month [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		33,465		34,249
Not later than one month [member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,715		59,576
Not later than one month [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		80,629		79,169
Not later than one month [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		560,321		588,655
Not later than one month [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		560,750		595,238
Derivative financial liabilities held for trading		568,321		599,834
Total		(7,571)		(4,596)
Not later than one month [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		24,662		20,697
Derivative financial liabilities held for hedging		35,795		29,208
Total | S/	(11,133)		(8,511)
Later than one month and not later than three months [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		3,160,405		3,653,900
Later than one month and not later than three months [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,257,708		1,984,220
Later than one month and not later than three months [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		388,083		1,059,913
Later than one month and not later than three months [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		191,676		208,164
Later than one month and not later than three months [member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		108,953		16,715
Later than one month and not later than three months [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		158,548		156,334
Later than one month and not later than three months [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		55,437		228,554
Later than one month and not later than three months [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		264,648		290,639
Derivative financial liabilities held for trading		218,373		285,191
Total		46,275		5,448
Later than one month and not later than three months [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		1,183		1,445
Derivative financial liabilities held for hedging		1,621		1,567
Total | S/	(438)		(122)
Later Than Three Month And Not Later Than Twelve Months [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		9,141,151		5,869,330
Derivative financial assets held for trading		933,967
Derivative financial liabilities held for trading		955,527
Total		(21,560)
Derivative financial assets held for hedging		326,708
Derivative financial liabilities held for hedging		353,888
Total | S/	(27,180)
Later Than Three Month And Not Later Than Twelve Months [Member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		5,366,257		3,808,988
Later Than Three Month And Not Later Than Twelve Months [Member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,020,864		880,594
Later Than Three Month And Not Later Than Twelve Months [Member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		883,923		330,916
Later Than Three Month And Not Later Than Twelve Months [Member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		22,990		56,670
Later Than Three Month And Not Later Than Twelve Months [Member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		709,140		699,678
Later Than Three Month And Not Later Than Twelve Months [Member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		137,977		92,484
Later Than Three Month And Not Later Than Twelve Months [Member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading				527,875
Derivative financial liabilities held for trading				534,057
Total				(6,182)
Later Than Three Month And Not Later Than Twelve Months [Member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging				30,454
Derivative financial liabilities held for hedging				38,478
Total | S/			(8,024)
Later than one year and not later than five years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		11,083,325		12,838,054
Later than one year and not later than five years [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,858,984		3,061,274
Later than one year and not later than five years [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		731,728		1,318,561
Later than one year and not later than five years [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,015,510		5,239,468
Later than one year and not later than five years [member] | Due From Customers On Acceptances [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,027
Later than one year and not later than five years [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		3,239,474		3,125,961
Later than one year and not later than five years [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		236,602		92,790
Later than one year and not later than five years [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		4,932,149		1,807,669
Derivative financial liabilities held for trading		5,012,558		1,884,932
Total		(80,409)		(77,263)
Later than one year and not later than five years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		1,584,786		1,886,368
Derivative financial liabilities held for hedging		1,653,450		1,869,967
Total | S/	(68,664)		16,401
Later than five years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		21,077,392		18,321,123
Later than five years [member] | Deposits And Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,250,152		154,111
Later than five years [member] | Due To Banks And Correspondents [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,149,964		1,067,524
Later than five years [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		3,132,301		2,113,760
Later than five years [member] | Insurance Contract Liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		14,901,069		14,620,567
Later than five years [member] | Accounts payable provisions and other liabilities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		643,906		365,161
Later than five years [member] | Assets Held For Trading Liabilities Arising From Financing Activities [Member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		2,795,731		1,105,214
Derivative financial liabilities held for trading		2,786,890		1,115,125
Total		8,841		(9,911)
Later than five years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial liabilities held for hedging		$ 16,473		$ 7,623
Total | S/	S/ (16,473)		S/ (7,623)